Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligations

(in millions of Canadian dollars)	2012	2011

Opening balance, January 1	$23	$22
Accretion	1	1
Liabilities settled	(1)	–

Closing balance, December 31	$23	$23